Other Disclosures - Commitments (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Short term contractual obligations	$ 608	$ 403
Contingent commitments	$ 2,700	$ 2,200